Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Computer equipment	$20,946	$20,571
Software and voice recordings	9,420	8,687
Leasehold improvements	3,850	3,567
Furniture and fixtures	761	729
Total property and equipment, at cost	34,977	33,554
Less: accumulated depreciation and amortization	(31,530)	(27,399)
Total property and equipment, net	$3,447	$6,155

Property and equipment, net includes assets under finance lease obligations (see Note 14 for additional information) with an aggregate cost of approximately $0.6 million and $16.6 million and accumulated depreciation of approximately $0.3 million and $13.9 million as of December 31, 2022 and 2021, respectively. Depreciation and amortization expense totaled approximately $4.0 million and $5.5 million for the years ended December 31, 2022 and 2021, respectively.